Consolidated Statements of Stockholders' Equity (Deficit) (Parenthetical) (USD $)	1 Months Ended	5 Months Ended	8 Months Ended	12 Months Ended		66 Months Ended
	Jun. 30, 2011	Dec. 18, 2012	Mar. 28, 2012	Jul. 31, 2013	Jul. 31, 2012	Jul. 31, 2013
Consolidated Statements of Stockholders' Equity (Deficit)
Public offering on December 17, 2012 and March 28, 2012, issuance costs	$ 210,000	$ 504,000	$ 542,500	$ 504,000	$ 542,500	$ 1,046,500